Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions
Note 7. Acquisitions
In August 2019, the Company acquired 100% of the equity of Spacious Technologies Inc. for a total consideration of $35.1 million. The total consideration consisted of $21.9 million in cash and $13.2 million in Series
AP-4
Preferred Stock. At closing, $0.1 million of cash consideration was held back and included in other current liabilities as of December 31, 2019, which was released from holdback during the year ended December 31, 2020. Spacious Technologies Inc. provides shared workspaces to consumers, particularly within unused retail and restaurant spaces during times when the space is either typically closed or experiencing significantly less activity from its core business. Spacious was wound down during the year ended December 31, 2020. See Note 8 for further details.
In August 2019, the Company acquired 100% of the equity of Effective Technology Solutions, Inc. (“SpaceIQ”) for a total consideration of $32.6 million. The total consideration consisted of $21.4 million in cash and $11.2 million in Series
AP-4
Preferred Stock. At closing, $1.7 million of cash consideration and $1.0 million of Series
AP-4
Preferred Stock was held back and included in other current liabilities and convertible preferred stock, respectively, as of December 31, 2019, which was released from holdback during the year ended December 31, 2020. SpaceIQ was founded in 2016 and is a workplace management software platform with a core specialization in space planning and move management. SpaceIQ was disposed of during the year ended December 31, 2020. See Note 8 for further details.
In July 2019, the Company acquired 100% of the equity of Prolific Interactive LLC for a total consideration of $22.0 million. The total consideration consisted of $18.5 million in cash and $3.5 million in Class A Common Stock. At closing, $1.6 million of cash consideration and $0.1 million of Class A Common Stock was held back and included in other current liabilities and additional paid in capital, respectively, as of both December 31, 2020 and 2019. Prolific Interactive LLC was founded in 2009 and is a mobile-focused product agency delivering design, engineering and digital strategy to increase user engagement. Prolific was wound down during the year ended December 31, 2020. See Note 8 for further details.
In July 2019, the Company acquired 100% of the equity of Waltz Inc. for a total consideration of $35.9 million. The total consideration consisted of $19.2 million in cash and $16.7 million in Series
AP-4
Preferred Stock. At closing, $4.0 million of cash consideration and $1.5 million of Series
AP-4
Preferred Stock was held back and included in other liabilities and convertible preferred stock, respectively, as of December 31, 2019, the majority of which were released from holdback during the year ended December 31, 2020. Waltz Inc. was founded in 2014 and is a smartphone-based authentication technology company that permits secure, rapid and safe access to buildings through the exchange of images. Waltz was wound down during the year ended December 31, 2020. See Note 8 for further details.

In May 2019, the Company acquired 100% of the equity of seven entities collectively known as “Emprenurban” for total consideration of $31.2 million. The total consideration consisted of $29.2 million in cash paid at closing with an additional $2.0 million of the cash consideration held back at closing which was subsequently released prior to December 31, 2019. Emprenurban is a Latin American construction manager, real estate developer, builder and consultant with operations in Argentina, Uruguay, Paraguay, Peru, Colombia, Brazil, Chile and Mexico.
In April 2019, the Company acquired 100% of the equity of Managed by Q Inc. (“Managed by Q”) for total consideration of $189.7 million. The total consideration consisted of $107.5 million in cash, $0.2 million in Class A Common Stock options and $82.0 million in Series
AP-3
Preferred Stock. At closing, $18.7 million of cash consideration was held back and included in other current liabilities as of December 31, 2019, which was released from holdback during the year ended December 31, 2020. Managed by Q was founded in 2013 and offers a workplace management platform that specializes in facilities management services whereby its clients can discover, book, manage and pay for a wide range of services through an online dashboard to keep their office spaces running efficiently. Managed by Q was disposed of during the year ended December 31, 2020. See Note 8 for further details.
During 2019, the Company acquired 100% of the equity of two other companies for total consideration of $10.8 million. Total consideration consisted of $9.5 million in cash and $1.3 million in Series
AP-4
stock. At closing, $0.6 million of the cash proceeds was held back and included in other current liabilities as of December 31, 2019. The amounts were released from holdback during the year ended December 31, 2020. The companies were disposed of during the year ended December 31, 2020.
The allocation of the total acquisition consideration during the year ended December 31, 2019 is estimated as follows (amounts below exclude the asset acquisitions acquired by non-wholly
owned subsidiaries separately disclosed in Note 6):

(Amounts in thousands)	Total 2019 Acquisitions
Cash and cash equivalents	$20,379
Property and equipment	7,232
Capitalized software	32,370
Goodwill	289,951
Finite-lived intangible assets	21,257
Lease right-of-use assets, net	9,720
Lease obligation, net	(9,720)
Deferred revenue	(2,574)
Other assets acquired and liabilities assumed, net	(11,236)

Total consideration	$357,379

In 2018, ChinaCo acquired 100% of the equity of naked Hub Holdings Ltd. (“NH Holdings”) for total consideration of $449.7 million, consisting of $177.0 million in cash and $272.7 million in ChinaCo Class A Ordinary Shares and Class A Common Stock of the Company. At closing, the Company transferred $146.3 million in cash and $179.7 million in ChinaCo Class A Ordinary Shares. The remaining consideration included a holdback of $15.9 million payable in cash and contingent consideration consisting of $14.7 million payable in cash and $93.1 million payable in a combination of ChinaCo Class A Ordinary Shares and Class A

Common Stock of the Company. ChinaCo was required, pursuant to the terms of the Parent Note, to reimburse the Company for any shares of the Company issued on ChinaCo’s behalf in connection with the acquisition. The Company determined the fair value of the contingent consideration, based on the likelihood of reaching set milestones. Each period, the contingent consideration was be remeasured to fair market value through the statement of operations. During the years ended December 31, 2020, 2019 and 2018, the Company recorded gains of none and $61.7 million, and a loss of $80.6 million, respectively, related to the remeasurement of the contingent consideration payable in stock, included as a reduction in selling, general and administrative expenses on the accompanying condensed consolidated statements of operations. The change in fair value of the contingent consideration is driven by changes in the Company’s projected obligation to issue additional ChinaCo Class A Ordinary Shares based on the anti-dilution provisions of the acquisition agreement, changes in the likelihood of achieving certain milestones, and changes in the fair market value of the ChinaCo Class A Ordinary Shares and the Company’s Class A Common Stock during the period. During the year ended December 31, 2019, the Company settled $68.1 million of the contingent consideration payable in Class A Common Stock of the Company. As of December 31, 2019, there was $15.9 million in cash holdback and $0.4 million in contingent consideration payable in a combination of Class A Ordinary Shares of ChinaCo and Class A Common Stock of the Company included in other current liabilities on the accompanying consolidated balance sheet, which was released from holdback during the year ended December 31, 2020. NH Holdings was deconsolidated during the year ended December 31, 2020 as a part of the ChinaCo Deconsolidation. See Note 6 for further details.
There were no acquisitions during the year ended December 31, 2020. All 2019 acquisitions, other than the real estate asset investments described in Note 6, were accounted for as business combinations and the total consideration was allocated to the identifiable assets acquired and liabilities assumed based on their fair values (using primarily Level 3 inputs) as of the closing date of each acquisition, with amounts exceeding the net fair value recognized as goodwill. The goodwill is non-tax
deductible and primarily attributable to expected synergies from the integration of the operations of the acquired companies and WeWork. Preliminary purchase price allocations are finalized upon post-closing procedures. These business acquisitions were not material to our consolidated financial statements, either individually or in the aggregate. Accordingly, proforma results of these business acquisitions have not been presented.
During the year ended December 31, 2020, the Company released acquisition holdbacks of $39.7 million of cash, $2.4 million of preferred stock, representing 32,337 shares of Series
AP-4
Preferred Stock, and $0.2 million of common stock, representing 129,239 shares of Class A Common Stock relating to acquisitions following the satisfaction of requirements per the terms of the relevant acquisition agreements. During the year ended December 31, 2019, the Company released acquisition holdbacks of $26.8 million of cash, $10.6 million of preferred stock, representing 158,449 shares of Series
AP-1
Preferred Stock and 6,878 shares of Series
AP-2
Preferred Stock, and paid cash contingent consideration of $11.5 million, relating to acquisitions following the satisfaction of requirements per the terms of the agreement.
During the years ended December 31, 2020, 2019 and 2018 , the Company incurred transaction costs relating to business combinations totaling none, $9.8 million and $7.0 million, respectively.